Taxation (Current and Deferred Portion of Income Tax Expense and Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Taxation
Current tax provision	¥ 31,383		¥ 29,024	¥ 63,527
Deferred tax provision	(7,605)		2,580	7,876
Income tax expenses	¥ 23,778	$ 3,655	¥ 31,604	¥ 71,403